Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	0.25025%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,217,495.46

Principal:
Principal Collections	$17,481,797.64
Prepayments in Full	$9,525,953.07
Liquidation Proceeds	$255,743.33
Recoveries	$110,950.11
Sub Total	$27,374,444.15
Collections	$28,591,939.61

Purchase Amounts:
Purchase Amounts Related to Principal	$328,827.63
Purchase Amounts Related to Interest	$1,482.15
Sub Total	$330,309.78

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,922,249.39

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	32
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,922,249.39
Servicing Fee	$416,537.46	$416,537.46	$0.00	$0.00	$28,505,711.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,505,711.93
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$28,505,711.93
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$28,505,711.93
Interest - Class A-3 Notes	$423,766.41	$423,766.41	$0.00	$0.00	$28,081,945.52
Interest - Class A-4 Notes	$379,453.75	$379,453.75	$0.00	$0.00	$27,702,491.77
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,702,491.77
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$27,579,326.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,579,326.10
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$27,490,980.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,490,980.27
Regular Principal Payment	$24,892,297.40	$24,892,297.40	$0.00	$0.00	$2,598,682.87
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,598,682.87
Residual Released to Depositor	$0.00	$2,598,682.87	$0.00	$0.00	$0.00
Total		$28,922,249.39

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,892,297.40
Total					$24,892,297.40
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,892,297.40	$50.66	$423,766.41	$0.86	$25,316,063.81	$51.52
Class A-4 Notes	$0.00	$0.00	$379,453.75	$2.38	$379,453.75	$2.38
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$24,892,297.40	$15.26	$1,014,731.66	$0.62	$25,907,029.06	$15.88

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$182,920,753.15	0.3722820	$158,028,455.75	0.3216210
Class A-4 Notes	$159,770,000.00	1.0000000	$159,770,000.00	1.0000000
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$424,250,753.15	0.2600133	$399,358,455.75	0.2447574

Pool Information
Weighted Average APR	3.008%	3.009%
Weighted Average Remaining Term	31.72	30.86
Number of Receivables Outstanding	31,185	30,353
Pool Balance	$499,844,956.27	$472,131,350.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$460,302,396.40	$434,994,394.92
Pool Factor	0.2797589	0.2642478

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$37,136,955.86
Targeted Overcollateralization Amount	$72,772,895.03
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$72,772,895.03

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	32
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		53	$121,283.82
(Recoveries)		99	$110,950.11
Net Loss for Current Collection Period			$10,333.71
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0248%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			-0.0467%
Second Prior Collection Period			0.3389%
Prior Collection Period			0.2009%
Current Collection Period			0.0255%
Four Month Average (Current and Prior Three Collection Periods)			0.1297%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,704	$12,668,026.12
(Cumulative Recoveries)			$2,611,793.41
Cumulative Net Loss for All Collection Periods			$10,056,232.71
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5628%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,684.92
Average Net Loss for Receivables that have experienced a Realized Loss			$3,719.02

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.03%	238	$4,850,814.28
61-90 Days Delinquent	0.15%	30	$688,979.50
91-120 Days Delinquent	0.04%	9	$194,310.89
Over 120 Days Delinquent	0.10%	19	$462,350.79
Total Delinquent Receivables	1.31%	296	$6,196,455.46

Repossession Inventory:
Repossessed in the Current Collection Period		7	$105,645.64
Total Repossessed Inventory		16	$298,186.66

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1558%
Prior Collection Period			0.1828%
Current Collection Period			0.1911%
Three Month Average			0.1766%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2850%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	October 2021
Payment Date	11/15/2021
Transaction Month	32

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	72	$1,349,724.05
2 Months Extended	118	$2,584,596.12
3+ Months Extended	24	$531,052.01

Total Receivables Extended	214	$4,465,372.18

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer